Leased Properties - Components of Rent Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
LEASED PROPERTIES
Rental expense	$ 9,651	$ 10,032	$ 7,992
Cold Storage [Member]
LEASED PROPERTIES
Rental expense	3,995	3,931	2,919
Real estate
LEASED PROPERTIES
Rental expense	1,554	1,994	1,795
Equipment
LEASED PROPERTIES
Rental expense	$ 4,102	$ 4,107	$ 3,278